Leases (Details) - Schedule of maturities of operating lease liabilities $ in Thousands	Jun. 30, 2021 USD ($)
Schedule of maturities of operating lease liabilities [Abstract]
2021 (after June 30)	$ 130
2022	248
2023	191
2024	94
2025	69
Total undiscounted lease liability	732
Less: Imputed interest	(117)
Present value of lease liabilities	$ 615